Capital Stock - Restricted Share Unit Activity (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 29, 2016 USD ($) yr $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Mar. 01, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Document Period End Date	Feb. 29, 2016
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | $	$ 59	$ 48	$ 63
Number (000’s)
Vested during the period, Number	(27,669,815)
Restricted Share Units (RSUs)
Number (000’s)
Beginning balance	26,001,000	24,345,000	15,185,000
Granted during the period, Number	8,986,000	9,530,000	21,741,000
Vested during the period, Number	(4,320,000)	(2,928,000)	(4,977,000)
Cancelled during the period, Number	(2,997,000)	(4,946,000)	(7,604,000)
Ending balance	27,670,000	26,001,000	24,345,000
Vested and Expected to Vest, Outstanding Number	26,517,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments other than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning balance, Weighted-Average Grant Date Fair Value | $ / shares	$ 7.84	$ 8.15	$ 13.83
Granted during the period, Weighted Average Grant Date Fair Value | $ / shares	7.20	9.72	7.39
Vested during the period, Weighted-Average Grant Date Fair Value | $ / shares	8.75	13.73	17.11
Cancelled during the period, Weighted-Average Grant Date Fair Value | $ / shares	8.84	9.55	11.44
Ending balance, Weighted-Average Grant Date Fair Value | $ / shares	7.38	$ 7.84	$ 8.15
Vested and Expected to Vest, Weighted Average Grant Date Fair Value | $ / shares	$ 7.36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Average Remaining Contractual Life in Years	1 year 9 months 15 days
Aggregate Intrinsic Value | $	$ 216
Vested and Expected to Vest, Average Remaining Contractual Life in Years | yr	1.80
Vested and Expected to Vest, Intrinsic Value | $	$ 207